Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not grant equity awards on a predetermined schedule, but typically approve equity awards at regularly scheduled meetings of our Board or Compensation Committee or with respect to annual awards and pursuant to information previously discussed with our Board or Compensation Committee, via unanimous written consent. We have not granted, nor do we intend to grant, stock options or other equity awards in anticipation of the release of material, nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and we have not taken, nor do we intend to take, material nonpublic information into account when determining the timing or terms of equity awards. Similarly, we have not timed, nor do we intend to time, the release of material, nonpublic information for the purpose of affecting the value of executive compensation or for any other purpose.
Award Timing Method	We do not grant equity awards on a predetermined schedule, but typically approve equity awards at regularly scheduled meetings of our Board or Compensation Committee or with respect to annual awards and pursuant to information previously discussed with our Board or Compensation Committee, via unanimous written consent.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have not granted, nor do we intend to grant, stock options or other equity awards in anticipation of the release of material, nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and we have not taken, nor do we intend to take, material nonpublic information into account when determining the timing or terms of equity awards. Similarly, we have not timed, nor do we intend to time, the release of material, nonpublic information for the purpose of affecting the value of executive compensation or for any other purpose.
MNPI Disclosure Timed for Compensation Value	false